Net Loss per Share - Additional Information (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Apr. 16, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock conversion description	One-for-one	Preferred shares were convertible to common shares in the ratio of 1 share of common shares for every 11.609 shares of preferred stock.	Preferred shares converted to common stock in the ratio of 1 share of common stock for every 11.609 shares of preferred stock
Preferred stock to common stock conversion ratio		11.609	11.609
Number of exercisable option shares sold in offering		367,500		367,500
Mira III [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding		35,938		43,125
2014 NPS Corp Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of exercisable option shares sold in offering		933,491
Shares outstanding		2,057,810	0